Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes - Schedule Of Provision For Income Taxes Details
Current taxes	$ (437,352)
Deferred taxes	$ 437,352
Total